NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

NUVEEN TRADEWINDS SMALL-CAP OPPORTUNITIES FUND

SUPPLEMENT DATED OCTOBER 15, 2013

TO THE PROSPECTUS DATED NOVEMBER 30, 2012

The liquidations of Nuveen Tradewinds Global Resources Fund and Nuveen Tradewinds Small-Cap Opportunities Fund are complete. Any references to Nuveen Tradewinds Global Resources Fund and Nuveen Tradewinds Small-Cap Opportunities Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-TWP-1013P